Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	59,968,174	60,379,338	59,718,934
Effect of dilutive share options outstanding	482,532	691,348	918,169
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	60,450,706	61,070,686	60,637,103